Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 37,374,892	¥ 36,370,195
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	20,979	28,436
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	2,893,649	2,631,213
Debt instruments at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	100,861	94,849
Debt instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	18,760,610	17,817,319
Equity instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	9,101	4,512
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	12,398,554	12,502,342
Others [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 3,191,138	¥ 3,291,524